Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted earnings per share calculations [Abstract]
Net income (loss)	$ 4,927	$ 6,178	$ 9,552	$ 8,386	$ 34,914	$ (7,473)	$ (1,854)
Net Income available to unvested restricted stockholders	12	21	25	28	113	0	0
Net Income (Loss) available to common stockholders	$ 4,915	$ 6,157	$ 9,527	$ 8,358	$ 34,801	$ (7,473)	$ (1,854)
Weighted average shares outstanding (in shares)	31,144,000	31,045,000	31,134,000	31,035,000	31,054,825	30,929,415	30,804,063
Effect of dilutive potential common shares (in shares)	224,000	91,000	217,000	34,000	107,097	0	0
Diluted weighted average shares outstanding (in shares)	31,368,000	31,136,000	31,351,000	31,069,000	31,161,922	30,929,415	30,804,063
Basic loss per share (in dollars per share)	$ 0.16	$ 0.20	$ 0.31	$ 0.27	$ 1.12	$ (0.24)	$ (0.06)
Diluted loss per share (in dollars per share)	$ 0.16	$ 0.20	$ 0.30	$ 0.27	$ 1.12	$ (0.24)	$ (0.06)
Nonvested Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested restricted stock and stock options included in dilutive earnings per share (in shares)			220,000	289,000
Antidilutive securities excluded from computation of earnings per share (in shares)					276,000	193,500	356,000
Nonvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested restricted stock and stock options included in dilutive earnings per share (in shares)			81,000	105,000
Antidilutive securities excluded from computation of earnings per share (in shares)					101,000	52,200	101,400